Employee Stock and Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation Expense Recognized In Consolidated Statement Of Earnings
Stock based compensation expense recognized in the consolidated financial statements (in millions):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Options	$46.2	$60.4	$76.8
Restricted Stock Units (“RSUs”)	107.4	84.8	36.8
Total stock-based compensation expense recognized in the consolidated statement of earnings	$153.6	$145.2	$113.6
Total related tax benefit	54.2	51.2	40.6
Total capitalized stock-based compensation included in net property, plant and equipment and inventories on the consolidated balance sheets	2.0	2.1	1.9

Employee Stock Options Granted During the Period, Valuation Assumptions
The fair value of stock option awards was estimated at the grant date with the following weighted average assumptions for fiscal years 2012, 2011, and 2010:

	Employee Stock Options Granted During the Period
Fiscal Year Ended	2012	2011	2010
Expected term (in years)	4.8	5.0	4.7
Expected stock price volatility	38.2%	39.0%	43.0%
Risk-free interest rate	1.0%	1.6%	2.1%
Expected dividend yield	1.5%	1.7%	0.1%
Weighted average grant price	$44.26	$31.46	$22.28
Estimated fair value per option granted	$12.79	$9.58	$8.50

Stock Option Transactions
Stock option transactions from September 27, 2009 through September 30, 2012 (in millions, except per share and contractual life amounts):

	Shares Subject to Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, September 27, 2009	63.6	$14.75	6.7	$442
Granted	14.9	22.28
Exercised	(9.6)	11.94
Expired/forfeited	(8.2)	18.73
Outstanding, October 3, 2010	60.7	16.52	6.6	611
Granted	4.3	31.46
Exercised	(16.1)	14.40
Expired/forfeited	(3.6)	18.06
Outstanding, October 2, 2011	45.3	18.57	6.4	848
Granted	3.4	44.26
Exercised	(13.6)	15.99
Expired/forfeited	(2.0)	20.67
Outstanding, September 30, 2012	33.1	22.19	6.1	945
Exercisable, September 30, 2012	18.4	19.96	5.0	567
Vested and expected to vest, September 30, 2012	32.0	21.92	6.0	923

Summary of Stock Options Outstanding
The following is a summary of stock options outstanding at the end of fiscal 2012 (shares in millions):

	Options Outstanding			Options Exercisable
Range of Prices	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Under $10.00	9.0	6.0	$8.65	5.0	$8.65
$10.01 - $20.00	3.6	3.7	15.14	3.3	15.22
$20.01 - $30.00	10.8	6.0	23.14	6.5	23.91
Over $30.00	9.7	7.1	36.36	3.6	32.89
	33.1	6.1	$22.19	18.4	$19.96

RSU Transactions
RSU transactions from September 27, 2009 through September 30, 2012 (in millions, except per share and contractual life amounts):

	Number of Shares	Weighted Average Grant Date Fair Value per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Nonvested, September 27, 2009	4.4	$11.55	1.6	$88
Granted	2.3	22.27
Vested	(0.7)	16.35
Forfeited/cancelled	(0.6)	12.27
Nonvested, October 3, 2010	5.4	13.55	1.1	141
Granted	5.4	31.06
Vested	(1.7)	9.40
Forfeited/cancelled	(0.8)	25.68
Nonvested, October 2, 2011	8.3	23.11	0.8	309
Granted	4.1	44.05
Vested	(4.2)	18.93
Forfeited/cancelled	(0.9)	35.56
Nonvested, September 30, 2012	7.3	34.68	0.9	366